Schedule of Other Receivables (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Marketing receivables from revenue partners			$ 233,725
Receivable from revenue sharing arrangement			137,461
Indirect taxes	$ 13,270	306,040	135,676
Other	371,418	66,243	151,883
Other receivables	$ 384,688	$ 372,283	$ 658,745